EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	DIVERSIFIED EXPLORATION AND MINING — 1.1%
800,000	Carbon Neutral[1,2]	$1,874,122
	GOLD EXPLORATION — 3.4%
2,663,228	Aurion Resources Ltd.*,2	1,164,616
10,259,848	Besra Gold, Inc.*,2	272,411
577,800	Irving Resources, Inc.*,2	496,314
270,000	Irving Resources, Inc.*,1,2	231,923
533,000	Newcore Gold Ltd.*,2	124,863
816,500	Revival Gold, Inc.*,2	334,736
920,000	Revival Gold, Inc.*,1,2	377,167
4,680,597	Vista Gold Corp.*	3,081,237
8,200	Vista Gold Corp.*,2	5,251
		6,088,518
	GOLD MINING — 37.6%
219,840	Agnico Eagle Mines Ltd.	9,450,922
20,000	AngloGold Ashanti Ltd. - ADR	294,200
2,685,229	B2Gold Corp.	9,425,154
150,000	B2Gold Corp.[2]	524,754
565,392	Barrick Gold Corp.	8,899,270
1,443,099	Equinox Gold Corp.*,2	6,445,827
120,000	Equinox Gold Corp.*	535,200
617,687	Evolution Mining Ltd.[2]	1,139,389
1,104,000	Gold Fields Ltd. - ADR	10,156,800
2,810,560	i-80 Gold Corp.*,2	5,333,172
250,005	Kinross Gold Corp.	852,517
33,700	Newmont Corp.	1,525,936
6,397,900	OceanaGold Corp.*,2	11,640,721
100,000	OceanaGold Corp.*	181,480
116,743	Polymetal International PLC	277,215
5,000	Polyus PJSC - GDR[1]	86,787
30,000	Yamana Gold, Inc.	143,400
		66,912,744
	PRECIOUS METALS DEVELOPMENTAL — 2.7%
3,243,263	Adriatic Metals PLC*,2	4,645,535
60,000	Artemis Gold, Inc.*,2	238,013
		4,883,548
	PRECIOUS METALS EXPLORATION — 4.1%
1,611,182	Almadex Minerals Ltd.*,2	314,537
1,108,100	Altus Strategies PLC*,2	657,626
2,100,000	G2 Goldfields, Inc.*,1,2	1,147,899

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
11,331,818	GBM Resources Ltd.*,2	$514,651
234,527	Harfang Exploration, Inc.*,2	54,026
78,000	Heliostar Metals Ltd.*,2	14,314
781,300	Kenorland Minerals Ltd.*,2	463,679
5,233,400	Magna Gold Corp.*,2,3	1,307,737
5,485,900	Midland Exploration, Inc.*,2,3	1,542,186
6,329,204	Mundoro Capital, Inc.*,2,3	766,068
2,490,000	Riverside Resources, Inc.*,2	233,328
12,000,000	Thomson Resources Ltd.*,2	234,768
		7,250,819
	ROYALTY COMPANIES — 39.2%
5,063,589	Elemental Royalties Corp.*,2,3	4,744,890
900,000	Elemental Royalties Corp.*,1,2,3	843,355
1,326,976	EMX Royalty Corp.*	2,574,333
124,000	EMX Royalty Corp.*,1,2	237,233
89,096	Franco-Nevada Corp.	11,402,506
231,500	Lara Exploration Ltd.*,2	162,697
759,000	Maverix Metals, Inc.	3,225,750
1,583,850	Metalla Royalty & Streaming Ltd.*,2	7,717,651
389,437	Metalla Royalty & Streaming Ltd.*	1,892,664
160,000	Nomad Royalty Co., Ltd.[2]	1,136,967
4,416,651	Orogen Royalties, Inc.*,2	1,483,023
750,000	Orogen Royalties, Inc.*,1,2	251,835
640,889	Osisko Gold Royalties Ltd.	6,697,290
323,120	Osisko Gold Royalties Ltd.[2]	3,383,601
91,400	Royal Gold, Inc.	9,575,978
1,269,000	Sandstorm Gold Ltd.	7,550,550
3,100,000	Star Royalties Ltd.*,2	1,307,200
261,800	Vox Royalty Corp.*,2	592,863
122,000	Wheaton Precious Metals Corp.	4,184,600
25,000	Wheaton Precious Metals Corp.[2]	857,801
		69,822,787
	SILVER: EXPLORATION AND MINING — 10.3%
3,219,537	Fortuna Silver Mines, Inc.*	9,175,680
454,500	Pan American Silver Corp.	9,239,985
		18,415,665
	TOTAL COMMON STOCKS
	(Cost $166,996,453)	175,248,203

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2022 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS — 0.1%
	Pan American Silver Corp.
	Exercise Price: $22.00, Notional Amount: $440,000
200	Expiration Date: January 20, 2023	$43,000
	Exercise Price: $23.00, Notional Amount: $460,000
200	Expiration Date: January 20, 2023	38,000
	TOTAL CALL OPTIONS
	(Cost $71,462)	81,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $71,462)	81,000

Number of Shares
WARRANTS — 0.0%
GOLD MINING — 0.0%
96,154	i-80 Gold Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: March 2, 2023*,1,2	—
1,278,181	GBM Resources Ltd. Loyalty Options, Strike Price: 0.075 AUD, Expiration Date: December 1, 2022*,1,2	—
9,090,909	GBM Resources Ltd., Strike Price: 0.096 AUD, Expiration Date: April 1, 2023*,1,2	—
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
—
ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: May 15, 2023*,1,2	—
—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2022 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
SILVER: EXPLORATION AND MINING — 0.0%
Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration
1,880,000	Date: March 18, 2023*,1,2	$—
TOTAL WARRANTS
	(Cost $23,007)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
$568,760	Federated Hermes Treasury Obligations Fund - Institutional Class, 1.47%[4]	568,760
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $568,760)	568,760

	TOTAL INVESTMENTS — 98.8%
	(Cost $167,659,682)	175,897,963
	Other Assets in Excess of Liabilities — 1.2%	2,137,316
	TOTAL NET ASSETS — 100.0%	$178,035,279

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 2.84% of Net Assets. The total value of these securities is $5,050,321.

[2]	Foreign security denominated in U.S. dollars.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Royalties Corp.	$5,649,577	$1,079,428	$(42,232)	$(4,546)	$-	$(1,093,982)	$5,588,245	$-
Midland Exploration, Inc.	2,681,270	13,249	-	-	-	(1,152,333)	1,542,186	-
Mundoro Capital, Inc.	977,474	17,402	(1,502)	473	-	(227,779)	766,068	-
Total	$9,308,321

Magna Gold Corp.. (1)	3,815,652	-	(48,309)	30,278	(2,513,578)	23,695	1,307,738	-

Total				$26,205		$(2,450,399)	$9,204,237	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Royalties Corp..	5,103,589	900,000	(40,000)	-	5,963,589
Midland Exploration, Inc.	5,439,900	46,000	-	-	5,485,900
Mundoro Capital, Inc.	6,203,704	135,500	(10,000)	-	6,329,204

Magna Gold Corp. (1)	5,305,900	-	(72,500)	-	5,233,400

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.